Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

ADTRAN, Inc. 401(k) RETIREMENT PLAN

EIN: 63-0918200 Plan 001

Schedule H, line 4i - Schedule of Assets (Held at End of Year)

As of December 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c ) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost **	(e) Current Value
	Money Market Funds:
*	Fidelity Investments	Government Money Market Fund - Premium Class		$15,026,272

	Commingled Trust Fund:
*	Fidelity Investments	Managed Income Portfolio		6,823,061

	Common Stock Fund:
*	ADTRAN Holdings, Inc.	Common stock (234,055 shares and $93,797 cash)		2,127,735

	Other Investments
*	Fidelity Investments Brokerage Link	Various investments		11,169,957

	Mutual Funds:
	BlackRock	BlackRock Inflation Protected Bond Fund		1,170,384
	DFA	U.S. Small Cap Value Portfolio Institutional Class		1,744,361
	Vanguard	FTSE Social Index Fund Admiral Shares		1,688,043
*	Fidelity Investments	Balanced Fund - Class K		22,376,806
*	Fidelity Investments	Contrafund - Class K		48,710,791
*	Fidelity Investments	Diversified International Fund - Class K		10,361,607
*	Fidelity Investments	Extended Market Index Fund		4,806,610
*	Fidelity Investments	Freedom 2010 Fund K		2,268,098
*	Fidelity Investments	Freedom 2015 Fund K		339,040
*	Fidelity Investments	Freedom 2020 Fund K		4,728,999
*	Fidelity Investments	Freedom 2025 Fund K		11,324,486
*	Fidelity Investments	Freedom 2030 Fund K		14,030,967
*	Fidelity Investments	Freedom 2035 Fund K		23,018,243
*	Fidelity Investments	Freedom 2040 Fund K		14,937,669
*	Fidelity Investments	Freedom 2045 Fund K		13,178,387
*	Fidelity Investments	Freedom 2050 Fund K		6,018,812
*	Fidelity Investments	Freedom 2055 Fund K		4,672,707
*	Fidelity Investments	Freedom 2060 Fund K		3,959,734
*	Fidelity Investments	Freedom 2065 Fund K		1,090,392
*	Fidelity Investments	Freedom 2070 Fund K		35,576
*	Fidelity Investments	Freedom Retire Fund K		2,396,509
*	Fidelity Investments	Small Cap Index Fund		1,638,922
*	Fidelity Investments	Government Income Fund		2,842,109
*	Fidelity Investments	Growth Company Fund - Class K		64,013,679
*	Fidelity Investments	International Index Fund		5,112,792
*	Fidelity Investments	Low-Priced Stock Fund - Class K		11,465,069
*	Fidelity Investments	Fidelity 500 Index Fund		50,114,668
*	Fidelity Investments	Fidelity U.S. Bond Index Fund		8,936,730
	MassMutual	MassMutual Select Mid Cap Growth Fund Class R5		1,941,869
	Hartford	Harford International Opportunities HLS Fund Class IA		3,789,787
	Invesco	Invesco Diversified Dividend Fund R5 Class		13,060,989

	PGIM	PGIM Total Return Bond Fund Class Z	6,789,537
	Janus Henderson	Janus Henderson Venture Fund Class I	12,130,079
	PGIM	PGIM Jennison Mid-Cap Growth Fund, Inc. R6	1,184,531
	Wells Fargo	Advantage Special Mid Cap Value Fund Institutional Class	3,665,701
	Putnam	Putnam Large Cap Value Fund Class R6	11,503,926
	Total Investments (held as end of year)		$426,195,634
*	Participants	Loans with various maturities through 2035 and interest rates ranging from 4.25% to 8.5%	2,256,884
	Total Assets (held at end of year)		$428,452,518

* Party-in-interest to the Plan
** Cost information has not been disclosed as all investments are participant directed.